Subsequent Event	6 Months Ended
Jun. 30, 2025
Subsequent Event [Abstract]
Subsequent event
17.	Subsequent event

Effective on August 29, 2025, the Company changed the ratio of the ADSs from one (1) ADS representing two hundred and forty (240) Class A ordinary shares to one (1) ADS representing four thousand eight hundred (4800) Class A ordinary shares.

The Group has performed an evaluation of subsequent events through the date the financial statements were issued, except for the event mentioned above, the Group has determined that there are no events that would have required adjustment or disclosure in the financial statements.